Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per ordinary share
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021	For the Period from May 6, 2020 (Inception) through June 30, 2020
Class A ordinary shares
Numerator:
Net gain from investments held in Trust Accounts	$6,973	$74,244	$—
Net income attributable to Class A ordinary shares	$6,973	$74,244	$—
Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted	34,500,000	34,500,000	—
Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00	$—

Class B ordinary shares
Numerator:
Net loss	$(21,029,994)	$(24,213,521)	$(26,704)
Less: Net income attributable to Class A ordinary shares	(6,973)	(74,244)	—
Net loss attributable to Class B ordinary shares	$(21,036,967)	$(24,287,765)	$(26,704)
Denominator:
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	8,625,000	8,625,000	7,500,000
Basic and diluted net loss per share, Class B ordinary shares	$(2.44)	$(2.82)	$(0.00)

Vicarious Surgical US Inc. [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of basic and diluted net income (loss) per ordinary share
	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2021	2020	2021	2020
Numerator for basic and diluted net loss per share:
Net loss	$(6,638)	$(3,047)	$(11,869)	$(5,750)
Denominator for basic and diluted net loss per share:
Weighted average shares	6,454,329	5,564,961	6,404,522	5,664,032
Net loss per share of Class A and Class B common stock – basic and diluted	$(1.03)	$(0.55)	$(1.85)	$(1.02)

	For the Year Ended December 31,
	2020	2019
Numerator for basic and diluted net loss per share:
Net loss	$(12,875)	$(9,314)
Denominator for basic and diluted net loss per share:
Weighted average shares	5,809,312	4,916,432
Net loss per Class A and Class B common share – basic and diluted	$(2.22)	$(1.89)

Schedule of depreciation calculated using straight-line method over the estimated useful lives
ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Manufacturing equipment	3-5 years
Furniture and fixtures	3-7 years
Leasehold improvements	lesser of useful life or remaining lease term

ESTIMATED USEFUL LIFE
Computer equipment and software	3 years
Manufacturing equipment	3 – 5 years
Furniture and fixtures	3 – 7 years
Leasehold improvements	lesser of useful life or remaining lease term